Nature of Business and Organization (Details) $ / shares in Units, shares in Millions, $ in Millions		2 Months Ended	9 Months Ended
	Sep. 24, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) brand country	Sep. 30, 2018 USD ($) brand country	Sep. 30, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of brands in diverse portfolio (more than) | brand		125	125
Number of countries in which entity operates (more than) | country		90	90
Subsidiary, Sale of Stock [Line Items]
Amount transferred to parent			$ 3,559.1	$ 0.0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	72.3
Percentage of total outstanding shares	19.80%
Price per share (usd per share) | $ / shares	$ 24
Total net proceeds, after underwriting discounts and commissions	$ 1,700.0
Payments made to date		$ 4,200.0	$ 4,200.0
Amount transferred to parent		$ 3,600.0